Vessels, subsidiaries and other property, plant and equipment, Asset Held for Sale (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset held for sale [Abstract]
Gain on sale of vessels			$ 0	$ 0	$ 19,513
DHT Scandinavia [Member]
Asset held for sale [Abstract]
Selling price of VLCC		$ 43,400	$ 43,400
DHT Scandinavia [Member] | Events After Reporting Period [Member]
Asset held for sale [Abstract]
Gain on sale of vessels	$ 19,800